Pensions and other benefits	12 Months Ended
Dec. 31, 2011
Pension and other postretirement benefits [Abstract]
Pensions and other benefits

26    Pensions and other benefits

The Company has both defined benefit (“DB”) and defined contribution (“DC”) pension plans. At December 31, 2011, the Canadian pension plans represent approximately 99% of total combined pension plan assets and approximately 98% of total combined pension plan obligations.

The DB plans provide for pensions based principally on years of service and compensation rates near retirement. Pensions for Canadian pensioners are partially indexed to inflation. Annual employer contributions to the DB plans, which are actuarially determined, are made on the basis of being not less than the minimum amounts required by federal pension supervisory authorities.

The Company has other benefit plans including post-retirement health and life insurance for pensioners, and post-employment long-term disability and workers’ compensation benefits, which are based on Company-specific claims. At December 31, 2011, the Canadian other benefits plans represent approximately 95% of total combined other plan obligations.

The Pension Committee of the Board of Directors has approved an investment policy that establishes long-term asset mix targets which take into account the Company’s expected risk tolerances. Pension plan assets are managed by a suite of independent investment managers, with the allocation by manager reflecting these asset mix targets. Most of the assets are actively managed with the objective of outperforming applicable capital market indices. In accordance with the investment policy, derivative instruments are used to replicate stock market index returns, to partially hedge foreign currency exposures and to reduce asset/liability interest rate mismatch risk. The investment policy was revised effective April 1, 2011 to prohibit the managers from investing in securities of the Company or its subsidiaries; they are permitted to retain any such securities acquired prior to such date, subject to statutory requirements.

To develop the expected long-term rate of return assumption used in the calculation of net periodic benefit cost applicable to the market-related value of assets, the Company considers the expected composition of the plans’ assets, past experience and future estimates of long-term investment returns. Future estimates of investment returns reflect the expected annual yield on applicable fixed income capital market indices, the long-term expected risk premium (relative to long-term government bond yields) for public equity, real estate and infrastructure securities and the expected added value (relative to applicable capital market indices) from active management of pension fund assets.

The Company has elected to use a market-related value of assets for the purpose of calculating net periodic benefit cost, developed from a five-year average of market values for the plans’ public equity securities (with each prior year’s market value adjusted to the current date for assumed investment income during the intervening period) plus the market value of the plans’ fixed income, real estate and infrastructure securities.

The benefit obligation is discounted using a discount rate that is a blended interest rate for a portfolio of high-quality corporate debt instruments with matching cash flows. The discount rate is determined by management with the aid of third-party actuaries.

The elements of net periodic benefit cost for DB pension plans and other benefits recognized in the year included the following components:

	Pensions			Other benefits
(in millions of Canadian dollars)	2011	2010	2009	2011	2010	2009
Current service cost (benefits earned by employees in the year)	$105	$86	$67	$17	$16	$14
Interest cost on benefit obligation	460	464	482	26	28	29
Expected return on fund assets	(674)	(598)	(557)	(1)	(1)	(1)
Recognized net actuarial loss	142	71	7	8	2	35
Amortization of prior service costs	13	13	23	(1)	(2)	(1)
Settlement gain(1)	–	–	–	–	–	(8)

Net periodic benefit cost	$46	$36	$22	$49	$43	$68

(1)  Settlement gains resulted from certain post-retirement benefit obligations being assumed by a U.S. national multi-employer benefit plan.

Information about the Company’s DB pension plans and other benefits, in aggregate, is as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2011	2010	2011	2010

Change in projected benefit obligation:
Benefit obligation at January 1	$8,984	$8,033	$494	$484
Current service cost	105	86	17	16
Interest cost	460	464	26	28
Employee contributions	60	54	–	–
Benefits paid	(471)	(469)	(35)	(35)
Foreign currency changes	3	(8)	–	(1)
Plan amendments and other	(3)	–	7	–
Actuarial loss	961	824	27	2

Projected benefit obligation at December 31	$10,099	$8,984	$536	$494

Change in fund assets:
Fair value of fund assets at January 1	$8,310	$7,014	$11	$12
Actual return on fund assets	621	880	–	–
Employer contributions	693	837	35	34
Employee contributions	60	54	–	–
Benefits paid	(471)	(469)	(35)	(35)
Foreign currency changes	2	(6)	–	–

Fair value of fund assets at December 31	$9,215	$8,310	$11	$11

Funded status – plan deficit	$(884)	$(674)	$(525)	$(483)

Amounts recognized in the Company’s Consolidated Balance Sheet are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2011	2010	2011	2010

Accounts payable and accrued liabilities	$–	$–	$37	$41
Pension and other benefit liabilities	884	674	488	442

Total amount recognized	$884	$674	$525	$483

The defined benefit pension plans’ accumulated benefit obligation as at December 31, 2011 was $9,618 million (2010 – $8,580 million). The accumulated benefit obligation is calculated on a basis similar to the projected benefit obligation, except no future salary increases are assumed in the projection of future benefits.

The measurement date used to determine the plan assets and the accrued benefit obligation is December 31. The most recent actuarial valuation for pension funding purposes for the Company’s main Canadian pension plan was performed as at January 1, 2011. During 2012, the Company expects to file a new valuation with the pension regulator.

Amounts recognized in accumulated other comprehensive loss are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2011	2010	2011	2010

Net actuarial loss:
Other than deferred investment losses	$3,063	$2,309	$119	$99
Deferred investment losses	665	547	–	–
Prior service cost	1	17	4	(3)
Deferred income tax	(1,030)	(807)	(34)	(27)

Total	$2,699	$2,066	$89	$69

The unamortized actuarial loss and the unamortized prior service cost included in “Accumulated other comprehensive loss” that is expected to be recognized in net periodic benefit cost during 2012 are $207 million and $2 million, respectively, for pensions and $6 million and a recovery of $1 million, respectively, for other post-retirement benefits.

Weighted-average actuarial assumptions used were approximately:

(percentages)	2011		2010		2009

Benefit obligation at December 31:
Discount rate	4.55		5.20		5.90
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.00	(1)	8.00	(1)	8.50	(2)
Benefit cost for year ended December 31:
Discount rate	5.20		5.90		7.00
Expected rate of return on fund assets	7.75		7.75		7.75
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.00	(1)	8.50	(2)	9.00	(2)

(1)   The health care cost trend rate is assumed to be 8.0% in 2012 and 2013, and then decreasing by 0.5% per year to an ultimate rate of 5.0% per year in 2019 and thereafter.

(2)   The health care cost trend rate was previously projected to decrease by 0.5% per year to approximately 5.0% per year in 2017.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

(in millions of Canadian dollars) Favorable (unfavorable)	One percentage point increase	One percentage point decrease

Effect on the total of service and interest costs	(1)	1
Effect on post-retirement benefit obligation	(9)	9

Plan assets

Plan assets are recorded at fair value. The major asset categories are public equity securities, debt securities, and real estate and infrastructure funds. The fair values of the public equity and debt securities (other than Level 3 mortgages) are based on quoted market prices. The fair value of each Level 3 mortgage is based on the yield of a similar term Government of Canada bond plus a yield spread provided by a third party that reflects the mortgage’s credit quality. Real estate values are based on annual valuations performed by external parties, taking into account current market conditions and recent sales transactions where practical and appropriate. Infrastructure values are based on the fair value of each fund’s assets as calculated by the fund manager, generally using a discounted cash flow analysis that takes into account current market conditions and recent sales transactions where practical and appropriate.

The Company’s pension plan asset allocation, the current weighted-average asset allocation targets and the current weighted-average policy range for each major asset class, were as follows:

			Percentage of plan assets at December 31
Asset allocation (percentage)	Current asset allocation target	Current policy range	2011	2010

Public equity securities	45.7	30 – 51	40.1	47.7
Debt securities	42.3	39 – 53	49.2	41.8
Real estate and infrastructure	12.0	10 – 17	10.7	10.5

Total			100.0	100.0

The asset allocation, as at December 31, 2011, varies from the current asset allocation targets due to both the phasing in, over several months, of the investment of the $600 million voluntary prepayment made in December 2011 and the deferral of asset allocation rebalancing until the recent market volatility subsides.

The following is a summary of the assets of the Company’s defined benefit pension plans at fair values at December 31, 2011 and a comparative summary at December 31, 2010:

(in millions of Canadian dollars)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

December 31, 2011
Cash and cash equivalents	$48	$299	$–	$347
Government bonds	–	2,839	–	2,839
Corporate bonds	–	1,264	–	1,264
Mortgages	–	18	4	22
Public equities
• Canada	882	81	–	963
• U.S. and international	2,310	30	–	2,340
Real estate	–	–	691	691
Infrastructure	–	–	294	294
Derivative assets(1)	–	455	–	455

	$3,240	$4,986	$989	$9,215

December 31, 2010
Cash and cash equivalents	$35	$71	$–	$106
Government bonds	–	2,398	–	2,398
Corporate bonds	–	941	–	941
Mortgages	–	16	5	21
Public equities
• Canada	1,050	67	–	1,117
• U.S. and international	2,438	44	–	2,482
Real estate	–	–	620	620
Infrastructure	–	–	254	254
Derivative assets(1)	–	371	–	371

	$3,523	$3,908	$879	$8,310

(1) The Company’s pension funds utilize the following derivative instruments: equity futures to replicate equity index returns (Level 2); currency forwards to partially hedge foreign currency exposures (Level 2); bond forwards to reduce asset/liability interest rate risk exposures (Level 2); interest rate swaps to manage duration and interest rate risk (Level 2); credit default swaps to manage credit risk (Level 2); and options to manage interest rate risk and volatility (Level 2).

During 2010 and 2011 the portion of the assets of the Company’s defined benefit pension plans measured at fair value using unobservable inputs (Level 3) changed as follows:

(in millions of Canadian dollars)	Mortgages	Real estate	Infrastructure	Total

As at January 1, 2010	$12	$576	$240	$828
Contributions	–	10	53	63
Disbursements	(7)	(17)	(44)	(68)
Net realized gain (loss)	–	27	(2)	25
Increase in net unrealized gains	–	24	7	31

As at December 31, 2010	$5	$620	$254	$879
Contributions	–	7	17	24
Disbursements	(2)	(10)	–	(12)
Net realized gain	–	4	–	4
Increase in net unrealized gains	1	70	23	94

As at December 31, 2011	$4	$691	$294	$989

The Company’s investment strategy is to achieve a long-term (five to ten-year period) real rate of return of 5.25%, net of all fees and expenses. The Company’s best estimate of long-term inflation of 2.5% yields an expected long-term nominal target of 7.75%, net of all fees and expenses. In identifying the asset allocation ranges, consideration was given to the long-term nature of the underlying plan liabilities, the solvency and going-concern financial position of the plan, long-term return expectations and the risks associated with key asset classes as well as the relationships of returns on key asset classes with each other, inflation and interest rates. When advantageous and with due consideration, derivative instruments may be utilized, provided the total value of the underlying assets represented by financial derivatives, excluding currency forwards, is limited to 30% of the market value of the fund.

When investing in foreign securities, the plans are exposed to foreign currency risk. Most of the plans’ non-Canadian public equity and infrastructure foreign currency exposures are 50% hedged. Most of the plans’ debt securities and all of the plans’ real estate holdings are Canadian-dollar denominated. Net of the above hedging, the plans were 9% exposed to the U.S. dollar, 5% exposed to European currencies, and 5% exposed to various other currencies, as at December 31, 2011.

At December 31, 2011, fund assets consisted primarily of listed stocks and bonds, including none of the Company’s Common Shares (2010 – 147,540) at a market value of $nil (2010 – $10 million), 6.91% Secured Equipment Notes issued by the Company at a par value of $2 million (2010 – $4 million) and a market value of $3 million (2010 – $4 million), and 6.25% Unsecured Notes issued by the Company at a par value of $2 million (2010 – $2 million) and a market value of $2 million (2010 – $2 million).

Cash flows

In 2011, the Company contributed $698 million to its pension plans (2010 – $840 million; 2009 – $598 million), including $5 million to the defined contribution plans (2010 – $3 million; 2009 – $3 million), $696 million to the Canadian registered and U.S. qualified defined benefit pension plans (2010 – $829 million; 2009 – $587 million), and a net refund of $3 million from the Canadian non-registered supplemental pension plan (2010 – $8 million contribution; 2009 – $8 million contribution). Contributions to the Canadian registered defined benefit plan included voluntary prepayments of $600 million in 2011, $650 million in 2010, and $500 million in 2009. The contributions to the U.S. qualified defined benefit pension plans included a voluntary prepayment of $7 million in 2009. These prepayments were made in order to reduce the volatility of future pension funding requirements. In addition, the Company made payments directly to employees, their beneficiaries or estates or to third-party benefit administrators of $35 million in 2011 (2010 – $34 million; 2009 – $38 million) with respect to other benefits.

Total contributions for all of the Company’s defined benefit pension plans are expected to be in the range of $100 million to $125 million in 2012.

Estimated future benefit payments

The estimated future defined benefit pension and other benefit payments to be paid by the plans for each of the next five years and the subsequent five-year period are as follows:

(in millions of Canadian dollars)	Pensions	Other benefits

2012	$473	$36
2013	493	37
2014	504	38
2015	519	39
2016	535	39
2017 – 2021	2,867	202

The benefit payments from the Canadian registered and U.S. qualified defined benefit pension plans are payable from their respective pension funds. Benefit payments from the supplemental pension plan and from the other benefits plans are payable directly from the Company.

Defined contribution plan

Canadian non-unionized employees hired prior to July 1, 2010 had the option to participate in the Canadian DC plan. All Canadian non-unionized employees hired after such date must participate in this plan. Employee contributions are based on a percentage of salary. The Company matches employee contributions to a maximum percentage each year.

Effective July 1, 2010, a new U.S. DC plan was established. All U.S. non-unionized employees hired after such date must participate in this plan. Employees do not contribute to the plan. The Company annually contributes a percentage of salary.

The DC plans provide a pension based on total employee and employer contributions plus investment income earned on those contributions.

In 2011, the net cost of the DC plans, which generally equals the employer’s required contribution, was $5 million (2010 – $3 million; 2009 – $3 million).

Contributions to multi-employer plans

Some of the Company’s unionized employees in the U.S. are members of a U.S. national multi-employer benefit plan. Contributions made by the Company to this plan in 2011 in respect of post-retirement medical benefits were $6 million (2010 – $5 million, 2009 – $3 million).